Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor

	December 31,
	2023	2022

Civil	43,716	26,365
Labor	53,503	45,797
	97,219	72,162

Labor Deposits(i)	—	(11,559)

	97,219	60,603
Current	91,490	46,233
Non-Current	5,729	14,370

(i)    On September 2023, occur the redemption of judicial deposit that we lost the discussion about the non-incidence of a tax labor, therefore this was converted into income for the Union and consequently reversed the labor contingency related to this deposit.

Statement of changes in the provision for contingencies
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2023:

On December 31, 2021	41,563
Accrual	37,276
Settlement	(24,234)
Interest	5,998
On December 31, 2022	60,603
Accrual	69,916
Settlement	(39,371)
Interest	6,071
On December 31, 2023	97,219